SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) tranche $ / shares	Dec. 31, 2016 USD ($)
Disclosure of subsidiaries [line items]
Exchangeable preferred equity units issued	$ 1,597,000,000		$ 1,574,000,000
Amount of subsidiary equity obligation reclassified as limited-life fund	1,600,000,000		1,400,000,000
Limited-life funds and redeemable fund units	1,559,000,000		1,439,000,000
Subsidiary preferred shares and capital	505,000,000		552,000,000
Subsidiaries
Disclosure of subsidiaries [line items]
Exchangeable preferred equity units issued		$ 1,800,000,000
Number of tranches | tranche		3
Preferred equity units exchangeable (in dollars per unit) | $ / shares		$ 25.70
2021 | Subsidiaries
Disclosure of subsidiaries [line items]
Exchangeable preferred equity units issued		$ 600,000,000
2024 | Subsidiaries
Disclosure of subsidiaries [line items]
Exchangeable preferred equity units issued		600,000,000
2026 | Subsidiaries
Disclosure of subsidiaries [line items]
Exchangeable preferred equity units issued		$ 600,000,000
Manufactured Housing Preferred Equity Interests
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 249,000,000		0
Percentage of annual return payable in monthly distributions	9.00%
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 142,000,000		143,000,000
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	40,000,000		40,000,000
Real Estate
Disclosure of subsidiaries [line items]
Limited-life funds and redeemable fund units	813,000,000		795,000,000
Infrastructure
Disclosure of subsidiaries [line items]
Limited-life funds and redeemable fund units	$ 746,000,000		592,000,000
Public Securities
Disclosure of subsidiaries [line items]
Limited-life funds and redeemable fund units			$ 52,000,000